Prospectus

April 30, 2002

Opportunity Growth Portfolio
FTI Small Cap Growth Portfolio
MFS Mid Cap Growth Portfolio
Mid Cap Growth Portfolio
FI All Cap Portfolio
Growth Portfolio
MFS Investors Growth Portfolio
TRP Growth Stock Portfolio
High Yield Portfolio
Income Portfolio
Limited Maturity Bond Portfolio

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table Of Contents

                                                                               Page

        The Portfolios
            Opportunity Growth Portfolio                                         2
            FTI Small Cap Growth Portfolio                                       3
            MFS Mid Cap Growth Portfolio                                         4
            Mid Cap Growth Portfolio                                             5
            FI All Cap Portfolio                                                 6
            Growth Portfolio                                                     7
            MFS Investors Growth Portfolio                                       8
            TRP Growth Stock Portfolio                                           9
            High Yield Portfolio                                                10
            Income Portfolio                                                    11
            Limited Maturity Bond Portfolio                                     12

        Management
            Investment Adviser                                                  13
            Investment Subadvisers and Portfolio Managers                       13
            Personal Securities Investments                                     14
            Advisory Fees                                                       19

        The Separate Accounts And The Contracts                                 19
        Net Asset Value                                                         19
        Distributions And Taxes                                                 20
        Other Securities And Investment Practices                               20
        Financial Highlights                                                    22

The Portfolios
Opportunity Growth Portfolio
---------------------------------------------------------------------------------------------

Investment Objective.  The investment objective of the Opportunity Growth Portfolio is to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of smaller capitalization common stocks.

Principal Strategies. The principal strategy for achieving this objective is to invest in common stocks of companies with small market capitalizations. Under normal market conditions, the Opportunity Growth Portfolio invests at least 65% of its assets in companies that fall within the range of companies included in the Russell 2000 Index at the time of the Portfolio's investment.  As of February 28, 2002, the Russell 2000 Index included companies with capitalizations between $1.5 million and $3.1 billion.

Aid Association for Lutherans ("AAL/LB"), the Portfolio's investment adviser, uses both fundamental and technical investment research techniques to determine what stocks to buy and sell.  AAL/LB focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Opportunity Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks.  The Opportunity Growth Portfolio's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance.  Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.
Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.  In addition, growth stocks generally are more expensive relative to their earnings or assets compared to value or other stocks.  Therefore, if those valuations return to more historical norms, the prices of such stocks may moderate or fall.

In addition, the Opportunity Growth Portfolio will be invested in smaller companies with shorter histories and less seasoned operations.  Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies.  These companies tend to be more dependent on the success of limited product lines and have less experienced management and financial resources. Growth stocks can have greater price volatility than other stocks in a declining market or when a company's earnings are less than expected.

For these and other reasons, the Opportunity Growth Portfolio may underperform other stock
Portfolios (such as large company stock Portfolios) when stocks of small or growth companies are out of favor.

The success of the Opportunity Growth Portfolio's investment strategy depends significantly on AAL/LB's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the Opportunity Growth Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The
Opportunity Growth Portfolio cannot be certain that it will achieve its objective.

 Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

 Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

Volatility and Performance

The bar chart and table shown below provide an indication of the risks of investing in the
Opportunity Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period, a five-year period and since inception compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio may be purchased only through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.  The Opportunity Growth Portfolio commenced operations on January
18, 1996.

YEAR-BY-YEAR TOTAL RETURN
 [GRAPHIC BAR CHART OMITTED:]

 Year       Annual Return
 1997              0.93%
 1998             -2.99%
 1999             27.55%
 2000             -6.05%
 2001            -18.01%

 Best Quarter:  Q4 '99     26.38%
 Worst Quarter: Q3 '01    -22.45%

Average Annual Total Returns
(Periods ending December 31, 2001)

---------------------------------------------------------------------------------------------
                               Since
                             Inception
            1 Year  5 Years  (1/18/96)
---------------------------------------------------------------------------------------------
Opportunity
Growth      -18.01% -0.77%    2.32%
Portfolio
---------------------------------------------------------------------------------------------
Russell 2000  2.57%  7.59%    9.75%
---------------------------------------------------------------------------------------------

The Russell 2000 is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index (an index of the 3,000 largest companies based on market capitalization).

FTI Small Cap Growth Portfolio
---------------------------------------------------------------------------------------------

Investment Objective.  The investment objective of the FTI Small Cap Growth Portfolio is to achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.

Principal Strategies.  The FTI Small Cap Growth Portfolio's principal strategy for achieving its objective is to invest, under normal market conditions, at least 80% of its total assets in the equity securities of U.S. small capitalization (small cap) companies.
For this Portfolio, small cap companies are those companies with market capitalization values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell
2000 Growth Index; whichever is greater, at the time of purchase.  The Russell 2000 Growth
Index consists of 2000 small companies that have publicly traded securities.  As of
February 28, 2001, the top of the range of the Russell 2000 Growth Index was $3.1 billion.
Franklin Advisers, Inc. ("FAI"), the Portfolio's subadviser, may continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds these small cap measures.  The Portfolio follows a practice of selectively selling investment positions to maintain a median market cap value of approximately $1.5 billion or lower.

In addition to the Portfolio's main investments, the Portfolio may invest in equity securities of larger companies.  When suitable opportunities are available, the Portfolio may also invest in initial public offerings of securities.

FAI uses fundamental investment analysis and bottom-up investment techniques to select companies that it believes are positioned for above-average growth in revenues, earnings or assets. FAI relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate companies for distinct and sustainable competitive advantages, which are likely to lead to growth in earnings and/or share price. Such advantages as a particular marketing niche, proven technology, sound financial records, strong management, and industry leadership are all factors the manager believes point to strong growth potential. In choosing individual equity investments for the Portfolio, FAI also considers sectors that have growth potential and fast growing, innovative companies within these sectors. Consequently, the Portfolio, from time to time, may have significant positions in particular sectors such as electronic technology and technology services.

The FTI Small Cap Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks.  The FTI Small Cap Growth Portfolio's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance.  Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

In addition, the FTI Small Cap Growth Portfolio will be invested in smaller companies with shorter histories and less seasoned operations.  Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies.  These companies tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.
Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.  In addition, growth stocks generally are more expensive relative to their earnings or assets compared to value or other stocks.  Therefore, if those valuations return to more historical norms, the prices of such stocks may moderate or fall.

Initial public offerings (IPOs) of securities issued by unseasoned companies with    little
or no operating history are risky and their prices are highly volatile, but they can result
in very large gains in their initial trading.   Attractive IPOs are often oversubscribed
and may not be available to the Portfolio or may be available only in limited quantities.
Thus, when the Portfolio's size is smaller, any gains from IPOs will have an exaggerated impact on the Portfolio's reported performance than when the Portfolio is larger. There can be no assurance that the Portfolio will have favorable IPO investment opportunities.

To the extent that the FTI Small Cap Growth Portfolio has significant investments in one or a few sectors, it bears more risk than a Portfolio which maintains broad sector diversification.  For example, technology company stocks can be subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies.  Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and tight profit margins.

For these and other reasons, the FTI Small Cap Growth Portfolio may underperform other stock Portfolios (such as large company stock Portfolios) when stocks of small or growth companies are out of favor.

The success of the FTI Small Cap Growth Portfolio's investment strategy depends significantly on FAI's skill in assessing the potential of the securities in which the
Portfolio invests.  Shares of the FTI Small Cap Growth Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The FTI
Small Cap Growth Portfolio cannot be certain that it will achieve its objective.

The FTI Small Cap Growth Portfolio commenced operations on November 30, 2001.  No bar chart or performance table has been included for the Portfolio.  Because shares of the Portfolio may be purchased only through variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.

MFS Mid Cap Growth Portfolio
---------------------------------------------------------------------------------------------

Investment Objective.  The investment objective of the MFS Mid Cap Growth Portfolio is to achieve long-term growth of capital by investing primarily in a non-diversified portfolio of common stocks of companies with medium market capitalizations.

Principal Strategies.  The MFS Mid Cap Growth Portfolio's principal strategy for achieving its objective is to invest, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies with medium market capitalizations which the Portfolio's subadviser, Massachusetts Financial Services Company
("MFS"), believes have above-average growth potential.

Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the
Russell Midcap Growth Index range at the time of the Portfolio's investment. As of February
28, 2002, the top of the range of the Russell Midcap Growth Index was $15.8 billion.
Companies whose market capitalizations fall below $250 million or exceed the top of the
Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy.  The
Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

MFS uses fundamental investment analysis and bottom-up investment techniques to select securities of companies which it considers well-run and positioned for growth in earnings and/or share price.

The MFS Mid Cap Growth Portfolio is a non-diversified mutual fund.  This means that the
Portfolio may invest a relatively high percentage of its assets in a small number of issuers.

The Portfolio may invest in foreign securities (including emerging markets securities)
through which it may have exposure to foreign currencies.

The MFS Mid Cap Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

The Portfolio may engage in active and frequent trading to achieve its principal investment policies.

Principal Risks.  The MFS Mid Cap Growth Portfolio's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance.  Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.
Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.  In addition, growth stocks generally are more expensive relative to their earnings or assets compared to value or other stocks.  Therefore, if those valuations return to more historical norms, the prices of such stocks may moderate or fall.

Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Foreign securities also may be more difficult to resell than comparable U.S.
securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S.
dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Because the MFS Mid Cap Growth Portfolio may invest its assets in a small number of issuers, it is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified Portfolio.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies.  Frequent trading may increase transaction costs, which could detract from the
Portfolio's performance.

For these and other reasons, the MFS Mid Cap Growth Portfolio may underperform other stock
Portfolios.

The success of the Portfolio's investment strategy depends significantly on MFS' skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the
MFS Mid Cap Growth Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The MFS Mid Cap Growth Portfolio cannot be certain that it will achieve its objective.

The MFS Mid Cap Growth Portfolio commenced operations on November 30, 2001.  No bar chart or performance table has been included for the Portfolio.  Because shares of the Portfolio may be purchased only through variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.

Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Mid Cap Growth Portfolio
---------------------------------------------------------------------------------------------

Investment Objective. The investment objective of the Mid Cap Growth Portfolio is to achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of companies with medium market capitalizations.

Principal Strategies. The Mid Cap Growth Portfolio tries to increase the long-term value of your investment by investing in common stocks of companies with medium market capitalizations.  Under normal market conditions, the Mid Cap Growth Portfolio invests at least 80% of its assets in companies that fall within the range of companies included in the Standard & Poor's MidCap 400 Index at the time of the Portfolio's investment. As of
February 28, 2002, the S&P MidCap 400 included companies with capitalizations between approximately $2.4 million and $10.1 billion.

AAL/LB, the Portfolio's investment adviser, uses both fundamental and technical investment research techniques to determine what stocks to buy and sell.  AAL/LB focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

The Mid Cap Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks.  The Mid Cap Growth Portfolio's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance.  Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.
Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.  In addition, growth stocks generally are more expensive relative to their earnings or assets compared to value or other stocks.  Therefore, if those valuations return to more historical norms, the prices of such stocks may moderate or fall.

In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

For these and other reasons, the Mid Cap Growth Portfolio may underperform other stock
Portfolios (such as large company stock Portfolios) when stocks of medium-sized companies are out of favor.

The success of the Portfolio's investment strategy depends significantly on AAL/LB's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the Mid Cap Growth Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Mid Cap Growth Portfolio cannot be certain that it will achieve its objective.

Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

The bar chart and table shown below provide an indication of the risks of investing in the
Mid Cap Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

Volatility and Performance

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio may be purchased only through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.  The Mid Cap Growth Portfolio commenced operations on January 30,
1998.

YEAR-BY-YEAR TOTAL RETURN
[GRAPHIC BAR CHART OMITTED:  ]

        Annual
Year    Return
1999    49.64%
2000    13.37%
2001   -19.74%

Best Quarter:  Q4 '99    +34.13%
Worst Quarter: Q1 '01    -24.04%

Average Annual Total Returns
(Periods ending December 31, 2001)

---------------------------------------------------------------------------------------------
                           Since
                         Inception
                  1 Year  (1/30/98)
---------------------------------------------------------------------------------------------
Mid Cap
Growth Portfolio -19.74%   11.27%
---------------------------------------------------------------------------------------------
S&P MidCap
400 Index         -0.60%   13.31%

The S&P MidCap 400 Index is an unmanaged index which measures the performance of 400 widely held common stocks of mid-cap companies.

FI All Cap Portfolio
---------------------------------------------------------------------------------------------

Investment Objective.  The investment objective of the FI All Cap Portfolio is to seek long-term growth of capital.

Principal Strategies.  The FI All Cap Portfolio's principal strategy for achieving its objective is normally to invest the Portfolio's assets primarily in common stocks.

Fidelity Management & Research Company ("FMR"), the Portfolio's subadviser, is not constrained by any particular investment style.  At any given time, FMR may tend to buy
"growth" stocks or "value" stocks, or a combination of both types.

FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the Portfolio, FMR relies on quantitative and fundamental analysis. FMR analyzes securities using statistical models to evaluate growth potential, valuation, liquidity and investment risk.  FMR also relies on fundamental investment analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.  Factors considered include growth potential, earnings estimates, and management.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values.  If FMR's strategies do not work as intended, the Portfolio may not achieve its objective.

Principal Risks.  The FI All Cap Portfolio's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance.  Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

In addition, the value of an individual security or particular type of company can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investments in futures and options, if any, are subject to additional volatility and potential losses.

For these and other reasons, the FI All Cap Portfolio may underperform other stock
Portfolios.

The success of the Portfolio's investment strategy depends significantly on FMR's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the FI
All Cap Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The FI All Cap Portfolio cannot be certain that it will achieve its objective.

The FI All Cap Portfolio commenced operations on November 30, 2001.  No bar chart or performance table has been included for the Portfolio.  Because shares of the Portfolio may be purchased only through variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.

Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Growth Portfolio
---------------------------------------------------------------------------------------------

Investment Objective.  The investment objective of the Growth Portfolio is to achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

The Growth Portfolio's principal strategy for achieving its objective is to invest in leading U.S. domestic and multi-national companies.  AAL/LB, the Portfolio's investment adviser, uses fundamental and technical investment research techniques to identify stocks of companies that it believes have a leading position and successful business strategy within their industry.

The Portfolio invests primarily (at least 65%) in stocks of large and, to a lesser extent, medium-sized, companies, which AAL/LB believes have balance sheet strength and profitability. AAL/LB defines large- and medium-sized companies according to the market capitalization classifications published by Lipper, Inc.  Based on Lipper's guidelines as of February 28, 2002, large-sized companies are those with market capitalizations of at least $10.1 billion and medium-sized companies are those with market capitalizations between approximately $2.4 billion and 10.1 billion. AAL/LB seeks to invest in companies with a strong management team that will develop business strategies which lead to sales and earnings growth and improving relative stock value.

The Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks.  The Growth Portfolio's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance.  Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.
Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.  In addition, growth stocks generally are more expensive relative to their earnings or assets compared to value or other stocks.  Therefore, if those valuations return to more historical norms, the prices of such stocks may moderate or fall.

In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

For these and other reasons, the Growth Portfolio may underperform other stock Portfolios
(such as small company or medium company stock Portfolios) when larger company stocks are out of favor.

The success of the Growth Portfolio's investment strategy depends significantly on
AAL/LB's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the Growth Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Growth Portfolio cannot be certain that it will achieve its objective.

Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

Volatility And Performance

The bar chart and table shown below provide an indication of the risks of investing in the
Growth Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for one, five, and ten years compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio may be purchased only through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.  The Growth Portfolio commenced operations on January 9, 1987.

YEAR-BY-YEAR TOTAL RETURN
[GRAPHIC BAR CHART OMITTED:]

        Annual
Year    Return
1992     8.13%
1993    10.10%
1994    -4.66%
1995    37.25%
1996    22.44%
1997    30.18%
1998    28.38%
1999    43.61%
2000    -4.95%
2001   -19.13%

Best Quarter:  Q4 '99   +25.53%
Worst Quarter: Q3 '01   -21.57%

Average Annual Total Returns
(Periods ending December 31, 2001)

           1 Year  5 Years 10 Years
---------------------------------------------------------------------------------------------
Growth
Portfolio -19.13%   13.02%  13.39%
---------------------------------------------------------------------------------------------
S&P 500   -11.87%   10.71%  12.93%
---------------------------------------------------------------------------------------------

The S&P 500 is an unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

MFS Investors Growth Portfolio
---------------------------------------------------------------------------------------------

Investment Objective.  The investment objective of the MFS Investors Growth Portfolio is to achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.

Principal Strategies.  The MFS Investors Growth Portfolio's principal strategy for achieving its objective is to invest, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which its subadviser,
Massachusetts Financial Services Company ("MFS"), believes offer better than average prospects for long-term growth.

MFS uses fundamental investment analysis and bottom-up investment techniques to select securities of companies which it considers well-run and positioned for growth in earnings and/or share price.

Consistent with its investment strategy the Portfolio may invest in foreign securities through which it may have exposure to foreign currencies.

The MFS Investors Growth Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

The Portfolio may engage in active and frequent trading to achieve its principal investment policies.

Principal Risks. The MFS Investors Growth Portfolio's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance.  Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.
Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.  In addition, growth stocks generally are more expensive relative to their earnings or assets compared to value or other stocks.  Therefore, if those valuations return to more historical norms, the prices of such stocks may moderate or fall.

Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

The Portfolio may engage in active and frequent trading to achieve its principal investment strategies.  Frequent trading may increase transaction costs, which could detract from the
Portfolio's performance.

For these and other reasons, the MFS Investors Growth Portfolio may underperform other stock Portfolios.

The success of the Portfolio's investment strategy depends significantly on MFS' skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the
MFS Investors Growth Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The MFS Investors Growth Portfolio cannot be certain that it will achieve its objective.

The MFS Investors Growth Portfolio commenced operations on November 30, 2001.  No bar chart or performance table has been included for the Portfolio.  Because shares of the Portfolio may be purchased only through variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.

Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

TRP Growth Stock Portfolio
---------------------------------------------------------------------------------------------

Investment Objective.  The investment objective of the TRP Growth Stock Portfolio is to achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.

Principal Strategies.  The TRP Growth Stock Portfolio's principal strategy for achieving its objective under normal circumstances is to invest at least 80% of total assets in common stocks. The Portfolio concentrates its investments in growth companies. T. Rowe
Price Associates, Inc. ("T. Rowe Price"), the Portfolio's subadviser, seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. T.
Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth.  T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In selecting stocks, T. Rowe Price generally favors companies with one or more of the following characteristics:

*   Superior growth in earnings and cash flow.
*   The ability to sustain earnings momentum even during economic slowdowns by operating in industries or service sectors where earnings and dividends can outpace inflation and the overall economy.
*   A lucrative niche in the economy that enables the company to expand even during times of slow growth.  Ideally, profit margins should be widening due to economic factors rather than one-time events such as lower taxes.

In pursuing the Portfolio's investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain.  These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While the Portfolio invests primarily (at least 80%) in common stocks, it may also invest in foreign stocks (up to 30% of total assets), futures, and options, in keeping with fund objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks.  The TRP Growth Stock Portfolio's principal risks are the risks generally of stock investing.  They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance.  Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.
Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.  In addition, growth stocks generally are more expensive relative to their earnings or assets compared to value or other stocks.  Therefore, if those valuations return to more historical norms, the prices of such stocks may moderate or fall.

Foreign securities are generally more volatile than their domestic counterparts, in part because of greater political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Foreign securities also may be more difficult to resell than comparable U.S.
securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S.
dollars.  Foreign withholding taxes also may apply, and errors and delays may occur in the settlement process for foreign securities.

Investments in futures and options, if any, are subject to additional volatility and potential losses.

For these and other reasons, the TRP Growth Stock Portfolio may underperform other stock
Portfolios.

The success of the Portfolio's investment strategy depends significantly on T. Rowe Price's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the TRP Growth Stock Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The TRP Growth Stock Portfolio cannot be certain that it will achieve its objective.

The TRP Growth Stock Portfolio commenced operations on November 30, 2001.  No bar chart or performance table has been included for the Portfolio.  Because shares of the Portfolio may be purchased only through variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.

High Yield Portfolio
---------------------------------------------------------------------------------------------

Investment Objective.  The investment objective of the High Yield Portfolio is to achieve a higher level of income through investment in a diversified portfolio of high yield securities ("junk bonds") which involve greater risks than higher quality investments. The
Portfolio will also consider growth of capital as a secondary objective.

Principal Strategies.  Under normal market conditions, the High Yield Portfolio invests at least 80% of its total assets in high-yield, high risk bonds, notes, debentures and other debt obligations or preferred stocks.  These securities are commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the BB major rating category by Standard & Poor's Corporation or the Ba major rating category by Moody's
Investor Services, Inc. or are unrated but considered to be of comparable quality by
AAL/LB, the Portfolio's investment adviser.

AAL/LB uses fundamental investment research techniques to determine what securities to buy and sell. AAL/LB focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.  AAL/LB generally purchases bonds with a 10-year maturity, although it may purchase bonds with a shorter or longer maturity.

Principal Risks.  The principal risks of the High Yield Portfolio include the tendency of high-yield bond prices to fall when the economy is sluggish or overall corporate earnings are weak.  During those times, it may become difficult for issuers of high-yield bonds to generate sufficient cash flow or to obtain adequate access to capital markets to pay principal or interest.  For all bonds, there is a risk that an issuer will default.
High-yield bonds, however, are more susceptible to the risk of default and their prices usually fall if a number of issuers, or a high profile issuer, default or go bankrupt or if the market anticipates either of those events.

The price of the High Yield Portfolio shares also may be affected by weak equity markets, when issuers of high-yield bonds generally find it difficult to improve their financial condition by replacing debt with equity.  In addition, many high yield securities are traded only among institutional investors, and it may be difficult for AAL/LB to sell the Portfolio's investments at fair prices when high-yield bonds fall out of favor with those investors.

Generally, when interest rates rise, bond prices fall, which may cause the price of shares of the High Yield Portfolio to fall as well.  Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.  In general, the prices at which lower quality bonds are traded before they mature may be more affected by the financial health of the issuer and the economy and less by changes in interest rates.

The success of the High Yield Portfolio's investment strategy depends significantly on
AAL/LB's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the High Yield Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The High Yield Portfolio cannot be certain that it will achieve its objective.

Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Maturity is a measure of the remaining time before the bond must be repaid.

Duration is a measure of the effective, as opposed to the actual, maturity of a fixed-income security.  Duration considers the bond's cash flows and the time value of money.

Volatility and Performance

The bar chart and table shown below provide an indication of the risks of investing in the
High Yield Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for one, five, and ten years compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio may be purchased only through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The High Yield Portfolio commenced operations on November 2, 1987.

YEAR-BY-YEAR TOTAL RETURN
[GRAPHIC BAR CHART OMITTED:]

        Annual
Year    Return
1992    20.08%
1993    22.91%
1994    -4.38%
1995    19.62%
1996    11.55%
1997    14.10%
1998    -1.50%
1999    10.52%
2000   -20.56%
2001    -3.60%

Best Quarter:  Q1 '92   +8.89%
Worst Quarter: Q4 '00  -15.06%

Average Annual Total Returns
(Periods ending December 31, 2001)

               1 Year 5 Years 10 Years
---------------------------------------------------------------------------------------------
High Yield
Portfolio      -3.60% -1.00%  5.99%
---------------------------------------------------------------------------------------------
Lehman High
Yield Index     5.28%  3.11%  7.58%
---------------------------------------------------------------------------------------------

The Lehman High Yield Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds.

Income Portfolio
---------------------------------------------------------------------------------------------

Investment Objective.  The investment objective of the Income Portfolio  is to achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities.

Principal Strategies.  The Income Portfolio invests primarily in investment-grade corporate bonds, government bonds, and mortgage-backed securities.  Under normal conditions, at least 65% of the Portfolio's assets will be invested in debt securities or preferred stock at least in the "Baa" major rating category by Moody's or at least in the
"BBB" major rating category by S&P or unrated securities considered to be of comparable quality by AAL/LB, the Portfolio's investment adviser.

The Portfolio may also invest in high-yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the BB major rating category by S&P or the Ba major rating category by Moody's or are unrated but considered to be of comparable quality by AAL/LB.

AAL/LB uses fundamental investment research techniques to determine what debt obligations to buy and sell.  AAL/LB focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

Principal Risks.  The Income Portfolio's principal risks are those of debt investing, including increases in interest rates and loss of principal.  Generally, when interest rates rise, bond prices fall, which may cause the price of shares of the Income Portfolio to fall as well.  Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive.  To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

In addition, mortgage-backed securities are sensitive to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

For all bonds there is a risk that an issuer will default.  High-yield bonds generally are more susceptible to risk of default than higher rated bonds, and to the Income
Portfolio, this risk increases as AAL/LB increases the percentage of the Portfolio's investments in high-yield bonds.

The success of the Income Portfolio's investment strategy depends significantly on
AAL/LB's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the Income Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Income Portfolio cannot be certain that it will achieve its goal.

Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Effective yield on a bond is determined by the purchase price, the stated rate of interest on the bond, the time between interest payments, and the time until maturity.

Duration is a measure of the effective, as opposed to the actual, maturity of a fixed-income security. Duration considers the bond's cash flows and the time value of money.

Maturity is a measure of the remaining time before the bond must be repaid.

Volatility and Performance

The bar chart and table shown below provide an indication of the risks of investing in the
Income Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for one, five, and ten years compared to a broad-based securities market index.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio may be purchased only through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.  If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future. The Income Portfolio commenced operations on January 9, 1987.

YEAR-BY-YEAR TOTAL RETURN
[GRAPHIC BAR CHART OMITTED:]

        Annual
Year    Return
1992     9.23%
1993    11.66%
1994    -4.68%
1995    19.36%
1996     3.21%
1997     8.75%
1998     9.37%
1999    -2.01%
2000    10.36%
2001     7.38%

Best Quarter:  Q2 '95   +6.99%
Worst Quarter: Q1 '94   -3.99%

Average Annual Total Returns
(Periods ending December 31, 2001)

             1 Year 5 Years 10 Years
---------------------------------------------------------------------------------------------
Income
Portfolio     7.38%   6.67%  7.05%
---------------------------------------------------------------------------------------------
Lehman
Aggregate
Bond Index    8.42%   7.43%  7.23%
---------------------------------------------------------------------------------------------

The Lehman Aggregate Bond Index is an unmanaged index which measures the performance of
U.S. investment grade bonds.

Limited Maturity Bond Portfolio
---------------------------------------------------------------------------------------------

Investment Objective.  The investment objective of the Limited Maturity Bond Portfolio is to seek a high level of current income consistent with stability of principal.

Principal Strategies.  The Limited Maturity Bond Portfolio invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities.  The average dollar-weighted portfolio maturity for the Limited Maturity Bond Portfolio is expected to be between one and five years.

Under normal market conditions, the Limited Maturity Bond Portfolio invests at least 80%
of its assets in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by Standard & Poor's
Corporation or unrated securities considered to be of comparable quality by AAL/LB, the
Portfolio's investment adviser.  The Portfolio may also invest in high-yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as
"junk bonds." At the time of purchase these securities are rated within or below the BB major rating category by S&P or the Ba major rating category by Moody's or are unrated but considered to be of comparable quality by AAL/LB.

AAL/LB uses both fundamental and technical investment analysis techniques to determine what debt obligations to buy and sell.  AAL/LB focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

Principal Risks.  The Limited Maturity Bond Portfolio's principal risks are those of debt investing, including increases in interest rates and loss of principal.  Generally, when interest rates rise, bond prices fall, which may cause the price of shares of the
Limited Maturity Bond Portfolio to fall as well.  Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive.  To raise the effective yield on older bonds, holders of the older bonds must discount their prices.  Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

For all bonds there is a risk that an issuer will default. Lower rated bonds generally are more susceptible to risk of default than higher rated bonds, and for the Limited
Maturity Bond Portfolio, this risk increases as AAL/LB increases the percentage of the
Portfolio's investments in lower rated investment-grade bonds or in high-yield bonds.

The success of the Portfolio's investment strategy depends significantly on AAL/LB's skill in assessing the potential of the securities in which the Portfolio invests.  Shares of the Limited Maturity Bond Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.  The Limited Maturity Bond Portfolio
cannot be certain that it will achieve its objective.

The Limited Maturity Bond Portfolio commenced operations on November 30, 2001.  No bar chart or performance table has been included for the Portfolio.  Because shares of the
Portfolio may be purchased only through variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses.

The average dollar-weighted maturity of a portfolio is determined by calculating the average maturity of each debt security owned by the portfolio, weighting each security according to the amount that it represents in the portfolio.  In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.

Fundamental investment analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors in an attempt to discern patterns.

Effective yield on a bond is determined by the purchase price, the stated rate of interest on the bond, the time between interest payments, and the time until maturity.

Duration is a measure of the effective, as opposed to the actual, maturity of a fixed-income security.  Duration considers the bond's cash flows and the time value of money.

Maturity is a measure of the remaining time before the bond must be repaid.

Management

Investment Adviser
---------------------------------------------------------------------------------------------

AAL/LB, 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Portfolios of LB Series Fund, Inc ("the Fund").  AAL/LB and its
wholly-owned subsidiary, Lutheran Brotherhood Research Corp., have been in the investment advisory business since 1970.  As of December 31, 2001, AAL/LB had assets under management of approximately $58.6 billion.

AAL/LB provides investment research and supervision of the assets for the following
Portfolios:  Opportunity Growth Portfolio, Mid Cap Growth Portfolio, Growth Portfolio,
High Yield Portfolio, Income Portfolio and Limited Maturity Bond Portfolio.  For each of the FTI Small Cap Growth Portfolio, the MFS Mid Cap Growth Portfolio, the FI All
Cap Portfolio, the MFS Investors Growth Portfolio, and the TRP Growth Stock Portfolio
(the "Subadvised Portfolios"),  AAL/LB establishes the overall investment strategy for the Subadvised Portfolios and evaluates, selects and recommends, subject to the approval of the Board of Directors of the Fund, one or more subadvisers to manage the investments of the Subadvised Portfolios.  It also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Portfolios.  AAL/LB has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

AAL/LB and the Fund have applied for an exemptive order from the Securities and Exchange
Commission ("SEC") that would permit AAL/LB  and the Fund, with the approval of the Fund's
Board of Directors, to retain a subadviser for the Subadvised Portfolios, or subsequently change the subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable
Subadvised Portfolios.  AAL/LB would notify variable contract owners in the event of any change in the identity of the subadviser of a Subadvised Portfolio.  Until or unless this exemptive order is granted, if a duly appointed subadviser is terminated or otherwise ceases to advise, the Fund would be required to submit the investment subadvisory agreement with the new subadviser to the shareholders of the Subadvised Portfolio for approval.
There is no guarantee that the SEC will grant such exemptive order.

Investment Subadvisers And Portfolio Managers
---------------------------------------------------------------------------------------------

Opportunity Growth Portfolio
Andrea J. Thomas has served as portfolio manager of the Opportunity Growth Portfolio since February 2002.  She also serves as portfolio manager of Lutheran Brotherhood
Opportunity Growth Fund.  From 1997 to 2002, Ms. Thomas served as the associate portfolio manager for Lutheran Brotherhood Mid Cap Growth Fund, the Mid Cap Growth Portfolio,
Lutheran Brotherhood Opportunity Growth Fund, and the Opportunity Growth Portfolio.

FTI Small Cap Growth Portfolio
AAL/LB has engaged Franklin Advisers, Inc. ("FAI"), One Franklin Parkway, San Mateo,
California 94403-1906, as investment subadviser for the FTI Small Cap Growth Portfolio.
FAI is a wholly owned subsidiary of Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.  Together, FAI and its affiliates manage over $266.3 billion in assets as of December 31, 2001.

Edward B. Jamieson, executive vice president of FAI, Michael McCarthy, vice president of
FAI, and Aidan O'Connell, portfolio manager of FAI, have served as portfolio managers of the FTI Small Cap Growth Portfolio since its inception in November 2001.  Mr. Jamieson joined Franklin Templeton Investments in 1987 and has served as a portfolio manager of the
Franklin Small Cap Growth Fund since 1992.  Mr. McCarthy joined Franklin Templeton
Investments in 1992 and has served as a portfolio manager of Franklin Small Cap Growth Fund since 1993.  Mr. O'Connell joined Franklin Templeton Investments in 1998 as a portfolio manager of Franklin Small Cap Growth Fund.  Previously, he was a research associate and a corporate finance associate at Hambrecht & Quist.

MFS Mid Cap Growth Portfolio
AAL/LB has engaged Massachusetts Financial Services Company ("MFS"), 500 Boylston
Street, Boston, Massachusetts 02116, as investment subadviser for the MFS Mid Cap Growth
Portfolio.  MFS is America's oldest mutual fund organization.  MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust.  Net assets under the management of the
MFS organization were approximately $138 billion as of December 31, 2001.

The Portfolio is managed by a team of portfolio managers.

Mid Cap Growth Portfolio
Brian L. Thorkelson has been the portfolio manager of the Mid Cap Growth Portfolio since its inception in 1998.  He also has served as portfolio manager of Lutheran Brotherhood Mid
Cap Growth Fund since 1997. Mr. Thorkelson has been with AAL/LB since 1987, and has served as an equities analyst from 1992 until 1997 and a portfolio manager since 1997.

FI All Cap Portfolio
AAL/LB has engaged Fidelity Management & Research Company ("FMR"), 82 Devonshire Street,
Boston, Massachusetts 02109, as investment subadviser for the FI All Cap Portfolio.  In addition, FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, serves as the sub-subadviser for the FI All Cap Portfolio.  FMRC will be primarily responsible for choosing investments for the Portfolio.  FMR was founded in 1946 and has since grown into one of the world's largest money managers and financial service providers.  As of December
31, 2001, FMR and its affiliates had approximately $912 billion in mutual fund assets under management.

Bruce Dirks serves as portfolio manager of the FI All Cap Portfolio.  Mr. Dirks has served as portfolio manager of the FI All Cap Portfolio since its inception in November,
2001.  He has been employed by FMR as a portfolio manager since 2000, and has over 13 years in the financial services industry.

Growth Portfolio
Scott A. Vergin has been the portfolio manager of the Growth Portfolio since 1994.  He also has served as portfolio manager of Lutheran Brotherhood Growth Fund since February
2002.  Mr. Vergin has been with AAL/LB since 1984.

MFS Investors Growth Portfolio
AAL/LB has engaged Massachusetts Financial Services Company ("MFS"), 500 Boylston
Street, Boston, Massachusetts 02116, as investment subadviser for the MFS Investors Growth
Portfolio.  MFS is America's oldest mutual fund organization.  MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust.  Net assets under the management of the
MFS organization were approximately $138 billion as of December 31, 2001.

Stephen Pesek, senior vice president of MFS, serves as portfolio manager of the MFS
Investors Growth Portfolio.  Mr. Pesek has served as portfolio manager of the MFS Investors
Growth Portfolio since its inception in November 2001.  He has been employed in the investment management area of MFS since 1994 and has served as a portfolio manager of
Massachusetts Investors Growth Stock Fund since 1999.

TRP Growth Stock Portfolio
AAL/LB has engaged T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt
Street, Baltimore, Maryland 21202, as investment subadviser for the TRP Growth Stock
Portfolio.  T. Rowe Price has 65 years of investment management experience.  T. Rowe Price had approximately $156.3 billion total assets under management as of December 31, 2001.

Robert W. Smith, managing director of T. Rowe Price, serves as portfolio manager of TRP
Growth Stock Portfolio.  Mr. Smith has served as portfolio manager of TRP Growth Stock
Portfolio since its inception in November 2001. He also serves as portfolio manager of the retail T. Rowe Price Growth Stock Fund.  He has been employed in the investment management area of T. Rowe Price since 1992.

High Yield Portfolio
Paul J. Ocenasek and Mark L. Simenstad serve as portfolio co-managers of the High Yield
Portfolio.  Mr. Ocenasek has served as portfolio co-manager since June 2001, and he also serves as portfolio co-manager of Lutheran Brotherhood High Yield Fund. Mr. Ocenasek has
been with AAL/LB since 1987 and has served as a portfolio manager since 1997.  Mr.
Simenstad has served as portfolio co-manager since January 2001, and he also serves as portfolio co-manager of the Income Portfolio and Lutheran Brotherhood High Yield Fund.  Mr.
Simenstad has been a portfolio manager with AAL/LB since 1999.  He served as chief investment officer for fixed-income investing at Voyageur Asset Management from 1996 until
1999.

Income Portfolio
Michael G. Landreville and Alan D. Onstad serve as portfolio co-managers of the Income
Portfolio. Mr. Landreville has served as portfolio co-manager since June 2001.  He also serves as portfolio manager of the Limited Maturity Bond Portfolio and Lutheran Brotherhood
Limited Maturity Bond Fund, and he serves as portfolio co-manager of Lutheran Brotherhood
Income Fund.  Mr. Landreville has been with AAL/LB since 1983, and has served as associate
portfolio manager from 1987 through 1997 and a portfolio manager since 1998.   Mr. Onstad
has served as portfolio co-manager since April 2002.  He also serves as portfolio manager of The AAL Bond Fund and portfolio co-manager of The AAL Balanced Fund.  He served as portfolio manager of the AAL Money Market Portfolio from 1995 through April 2002.

Limited Maturity Bond Portfolio
Michael G. Landreville has served as portfolio manager of the Limited Maturity Bond
Portfolio since its inception in November 2001.  Mr. Landreville also has served as portfolio manager of Lutheran Brotherhood Limited Maturity Bond Fund since 1999, and he serves as portfolio co-manager of the Income Portfolio and Lutheran Brotherhood Income
Fund.  Mr. Landreville has been with AAL/LB since 1983, and has served as associate portfolio manager from 1987 through 1997 and a portfolio manager since 1998.

Personal Securities Investments
---------------------------------------------------------------------------------------------

Personnel of AAL/LB, FAI, MFS, FMR and T. Rowe Price may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.

Advisory Fees
---------------------------------------------------------------------------------------------

Each Portfolio pays an annual investment advisory fee to AAL/LB.  The advisory agreement between AAL/LB and the Fund provides for the following advisory fees, expressed as a percentage of the Portfolio's net assets:

---------------------------------------------------------------------------------------------
                  Opportunity Growth Portfolio                                        .40%
---------------------------------------------------------------------------------------------
                  FTI Small Cap Growth Portfolio       $0-$500 million               1.00%
                                                       More than $500 million         .90%
---------------------------------------------------------------------------------------------
                  MFS Mid Cap Growth Portfolio         $0-$500 million                .90%
                                                       More than $500 million         .80%
---------------------------------------------------------------------------------------------
                  Mid Cap Growth Portfolio                                            .40%
---------------------------------------------------------------------------------------------
                  FI All Cap Portfolio                 $0-$500 million                .95%
                                                       More than $500 million         .90%
---------------------------------------------------------------------------------------------
                  Growth Portfolio                                                    .40%
---------------------------------------------------------------------------------------------
                  MFS Investors Growth Portfolio       $0-$500 million                .80%
                                                       More than $500 million         .70%
---------------------------------------------------------------------------------------------
                  TRP Growth Stock Portfolio           $0-$500 million                .80%
                                                       More than $500 million         .70%
---------------------------------------------------------------------------------------------
                  High Yield Portfolio                                                .40%
---------------------------------------------------------------------------------------------
                  Income Portfolio                                                    .40%
---------------------------------------------------------------------------------------------
                  Limited Maturity Bond Portfolio                                     .40%
---------------------------------------------------------------------------------------------

The Separate Accounts And The Contracts

Shares in the Fund are currently sold, without sales charges, only to separate accounts of AAL/LB and Lutheran Brotherhood Variable Insurance Products Company ("LBVIP").  These
separate accounts fund benefits of variable life insurance and variable annuity contracts.
A Prospectus for your variable contract accompanies this Prospectus and describes how you may allocate the premiums and the assets relating to your variable contract among one or more of the subaccounts which correspond to the Portfolios of the Fund.

The separate accounts of AAL/LB and LBVIP place a single order to buy or sell shares of each Portfolio each business day.  The separate accounts calculate the amount of the order based on the aggregate instructions from owners of the variable annuity contracts.
Instructions received from contract owners before the close of the New York Stock Exchange
("NYSE")on a given day result in share purchases and redemptions at the net asset value
("NAV") calculated as of the close of the NYSE that day.

Net Asset Value

Each Portfolio determines its NAV by adding the value of Portfolio assets, subtracting the
Portfolio's liabilities, and dividing the result by the number of outstanding shares. The
NAV for the Portfolios varies with the value of their investments. The Portfolios value their securities using market quotations, other than short-term debt securities maturing in less than 60 days, which are valued using amortized costs, and securities for which market quotations are not readily available, which are valued at fair value.

The Portfolios determine their NAV on each day the NYSE is open for business, or any other day as required under the rules of the Securities and Exchange Commission. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The
calculation normally is made as of the close of regular trading of the NYSE (currently 4:00
p.m. Eastern time) after the Portfolio has declared any applicable dividends. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the value of a Portfolio's investment in foreign securities changes on days when you are not able to change the allocation in your variable contract.

Distributions And Taxes

Dividends and capital gains distributions of each Portfolio will be reinvested in additional full and fractional shares of that Portfolio.

Dividends.  Dividends are declared and paid as follows:

Declared and paid dailIy     High Yield Portfolio
                             Income Portfolio
                             Limited Maturity Bond Portfolio

Declared and paid annually   Opportunity Growth Portfolio
                             FTI Small Cap Growth Portfolio
                             MFS Mid Cap Growth Portfolio
                             Mid Cap Growth Portfolio
                             FI All Cap Portfolio
                             Growth Portfolio
                             MFS Investors Growth Portfolio
                             TRP Growth Stock Portfolio

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Portfolio.

Capital Gains.  Capital gains distributions, if any, usually will be declared in February for the prior calendar year.

Contract owners should review the documents pertaining to their variable annuity contracts for information regarding the personal tax consequences of purchasing such a contract.

Under existing tax law, dividends or capital gains distributions from a Portfolio are not currently taxable to holders of variable annuity contracts when left to accumulate within a variable contract.  Depending on the variable contract, withdrawals from the contract may be subject to ordinary income tax and, in addition, to a 10% penalty tax on withdrawals before age 59.

Other Securities And Investment Practices

The principal investment strategies and risk factors of each Portfolio are outlined beginning on page 2.  The Portfolios may also invest in other securities and engage in other practices.  Below are brief discussions of some of these securities, other practices in which certain of the Portfolios may engage, and their associated risks.

Repurchase Agreements.  Each of the Portfolios may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Portfolio could lose money.

When-Issued Securities.  Each Portfolio may invest in securities prior to their date of issue.  These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Mortgage-Backed And Asset-Backed Securities. The High Yield Portfolio, Income Portfolio
and Limited Maturity Bond Portfolio may invest in mortgage-backed and asset-backed securities.  Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.  Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero Coupons.  Each of the Portfolios may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.  Interest, however, is reported as income to the Portfolio that has purchased the security and the Portfolio is required to distribute to shareholders an amount equal to the amount reported.  Those distributions may require the Portfolio to liquidate securities at a disadvantageous time.

Foreign Securities.  Each of the Portfolios may invest in foreign securities.  Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of the Portfolios may use foreign currencies and related instruments to hedge its foreign investments.

Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.
Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Restricted And Illiquid Securities.  Each of the Portfolios may invest to a limited extent in restricted or illiquid securities.  Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a
Portfolio's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the Portfolio may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Portfolio) may have a subjective element.

Securities Lending.  Each of the Portfolios may seek additional income by lending securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the Portfolio could lose money.

Derivatives.  Each of the Portfolios may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each Portfolio may use derivatives for hedging
(attempting to offset a potential loss in one position by establishing an interest in an opposite position).  This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each Portfolio may also use derivatives for speculation
(investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Portfolio's expenses and can eliminate some opportunities for gains.  There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Portfolio.
In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-Yield Bonds. Each of the Portfolios may invest in high-yield bonds.  High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's.  To the extent that a
Portfolio invests in high-yield bonds, it takes on certain risks:

*   The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
*   Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government Bonds And Municipal Bonds.  The Limited Maturity Bond Portfolio and FI All
Cap Portfolio may invest in government bonds.  The Limited Maturity Bond Portfolio may also invest in municipal bonds.  As a result, a Portfolio's performance may be affected by political and economic conditions at the state, regional or Federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Short-Term Trading.  The investment strategy for each Portfolio at times may include short-term trading.  While a Portfolio ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.  Short-term trading can increase a Portfolio's transaction costs.

Initial Public Offering.  The Opportunity Growth Portfolio, FTI Small Cap Growth
Portfolio, MFS Mid Cap Growth Portfolio, Mid Cap Growth Portfolio, FI All Cap Portfolio,
Growth Portfolio, MFS Investors Growth Portfolio, TRP Growth Stock Portfolio, and Limited
Maturity Bond Portfolio may engage in initial public offerings (IPOs) of securities.  IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.
Thus, when the Portfolio's size is smaller, any gains from IPOs will have an exaggerated impact on the Portfolio's reported performance than when the Portfolio is larger.  Attractive
IPOs are often oversubscribed and may not be available to the Portfolio, or only in very limited quantities.  There can be no assurance that a Portfolio will have favorable IPO investment opportunities.

International Exposure.  Many U.S. companies in which each Portfolio may invest have the potential to generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Portfolio shares.

Bonds.  The value of any bonds held by a Portfolio is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities.  A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Portfolio.

Securities Ratings.  When fixed-income securities are rated by one or more independent rating agencies, a Portfolio uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Portfolio's adviser.  High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a
Portfolio (other than the Money Market Portfolio) may choose to follow the higher rating.
If a bond is unrated, the Portfolio may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the Portfolio will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive Investing.  In response to market, economic, political, or other conditions, each
Portfolio may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Portfolio does this, different factors could affect the Portfolio's performance and it may not achieve its investment objective.

Financial Highlights

The financial highlights tables for each of the Portfolios are intended to help you understand the Portfolios' financial performance for the past 5 years or, if shorter, the period of the Portfolios' operations.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Portfolio(assuming reinvestment of all dividends and distributions).  All per share amounts have been rounded to the nearest cent. The returns do not reflect any charges that would normally occur at the separate account level.  This information has been audited by PricewaterhouseCoopers
LLP, independent accountants, whose report, along with the Portfolios' financial statements, are included in the Annual Report for Variable Products for the fiscal year ended December 31, 2001, which is available upon request.

Opportunity Growth Portfolio
                                                                  Years ended December 31,
                                                   2001        2000         1999        1998      1997
---------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $13.25       $14.10      $11.06      $11.55    $11.50
                                                  ------       ------      ------      ------    ------
Income From Investment Operations -
  Net investment income (loss)                      0.02         0.04       (0.01)       0.03      0.06
  Net realized and unrealized gain(loss)
    on investments (a)                             (2.36)       (0.89)       3.05       (0.37)     0.05
                                                  ------       ------      ------      ------    ------
    Total from investment operations               (2.34)       (0.85)       3.04       (0.34)     0.11
                                                  ------       ------      ------      ------    ------

Less Distributions -
  Dividends from net investment income             (0.04)          --          --       (0.03)    (0.06)
  Distributions from net realized gain
    on investments                                 (0.66)          --          --       (0.12)       --
                                                  ------       ------      ------      ------    ------
    Total distributions                            (0.70)          --          --       (0.15)    (0.06)
                                                  ------       ------      ------      ------    ------

Net asset value, end of period                    $10.21       $13.25      $14.10      $11.06    $11.55
                                                  ------       ------      ------      ------    ------
                                                  ------       ------      ------      ------    ------

Total investment return at net asset value (b)    (18.01%)      (6.05%)     27.55%      (2.99%)    0.93%

Net assets, end of period ($ millions)           $361.1       $457.4      $436.9      $372.2    $391.5

Ratio of expenses to average net assets             0.40%        0.40%       0.40%       0.40%     0.40%

Ratio of net investment income to average
   net assets                                       0.19%        0.26%      (0.09%)      0.30%     0.65%

Portfolio turnover rate                           138%         147%         60%        134%      147%

---------------------------------------------------------------------------------------------------------------
(a) The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemption of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

FTI Small Cap Growth Portfolio
---------------------------------------------------------------------------------------------
                                               For the period from
                                                November 30, 2001
                                               (effective date) to
                                                December 31, 2001
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                $10.00
                                                    ------
Income From Investment Operations -
  Net investment loss                                (0.01)
  Net realized and unrealized gain (loss)
    on investments (a)                                0.56
                                                    ------
    Total from investment operations                  0.55
                                                    ------

Net asset value, end of period                      $10.55
                                                    ------
                                                    ------

Total investment return at net asset value (b)        5.50%

Net assets, end of period ($ millions)               $5.7

Ratio of expenses to average net assets               1.00%(c)

Ratio of net investment income to average net assets (0.74%)(c)

Portfolio turnover rate                              --

---------------------------------------------------------------------------------------------
(a) The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemption of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) Computed on an annualized basis.

MFS Mid Cap Growth Portfolio

---------------------------------------------------------------------------------------------
                                               For the period from
                                                November 30, 2001
                                               (effective date) to
                                                December 31, 2001
---------------------------------------------------------------------------------------------

Net asset value, beginning of period                $10.00
                                                    ------
Income From Investment Operations -
  Net realized and unrealized gain (loss)
    on investments (a)                                0.60
                                                    ------

Net asset value, end of period                      $10.60
                                                    ------
                                                    ------

Total investment return at net asset value (b)        5.99%

Net assets, end of period ($ millions)               $6.1

Ratio of expenses to average net assets               0.90%(c)

Ratio of net investment income to average net assets (0.53%)(c)

Portfolio turnover rate                              15%

---------------------------------------------------------------------------------------------
(a) The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemption of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) Computed on an annualized basis.

Mid Cap Growth Portfolio

---------------------------------------------------------------------------------------------------------
                                                                                     For the period from
                                                                                      January 30, 1998
                                                         Years ended December 31,    (effective date) to
                                                      2001         2000       1999    December 31, 1998
---------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                $17.59      $16.62      $11.13      $10.00
                                                    ------      ------      ------      ------
Income From Investment Operations -
  Net investment income                               0.01        0.07        0.02        0.04
  Net realized and unrealized gain (loss)
    on investments (a)                               (3.39)       2.24        5.49        1.13
                                                    ------      ------      ------      ------
    Total from investment operations                 (3.38)       2.31        5.51        1.17
                                                    ------      ------      ------      ------

Less Distributions -
  Dividends from net investment income               (0.07)      --          (0.02)      (0.04)
  Distributions from net realized gain
    on investments                                   (1.10)      (1.34)      --          --
                                                    ------      ------      ------      ------

    Total distributions                              (1.17)      (1.34)      (0.02)      (0.04)
                                                    ------      ------      ------      ------

Net asset value, end of period                      $13.04      $17.59      $16.62      $11.13
                                                    ------      ------      ------      ------
                                                    ------      ------      ------      ------

Total investment return at net asset value (b)      (19.74%)     13.37%      49.64%      11.62%

Net assets, end of period ($ millions)             $537.9      $588.6      $271.7       $95.7

Ratio of expenses to average net assets               0.40%       0.40%       0.40%       0.40%(c)

Ratio of net investment income to average net assets  0.12%       0.49%       0.26%       0.64%(c)

Portfolio turnover rate                             121%        117%        148%        125%

---------------------------------------------------------------------------------------------
(a) The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemption of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) Computed on an annualized basis.

FI All Cap Portfolio

---------------------------------------------------------------------------------------------
                                                 For the period from
                                                  November 30, 2001
                                                 (effective date) to
                                                  December 31, 2001
---------------------------------------------------------------------------------------------

Net asset value, beginning of period                 $10.00
                                                     ------
Income From Investment Operations -
  Net realized and unrealized gain (loss)
    on investments (a)                                 0.30
                                                     ------

Net asset value, end of period                       $10.30
                                                     ------
                                                     ------

Total investment return at net asset value (b)        3.10%

Net assets, end of period ($ millions)               $6.4

Ratio of expenses to average net assets               0.95%(c)

Ratio of net investment income to average net assets (0.36%)(c)

Portfolio turnover rate                              29%

---------------------------------------------------------------------------------------------
(a) The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemption of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) Computed on an annualized basis.

Growth Portfolio

                                                                     Years ended December 31,
-----------------------------------------------------------------------------------------------------
                                                 2001        2000       1999         1998      1997
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period           $24.06       $30.24      $23.51       $21.58    $19.32
                                               ------       ------      ------       ------    ------
Income From Investment Operations -
  Net investment income                          0.07         0.13        0.11         0.19      0.21
  Net realized and unrealized gain (loss)
     on investments (a)                         (4.13)       (1.18)       9.14         5.28      4.97
                                               ------       ------      ------       ------    ------

    Total from investment operations            (4.06)       (1.05)       9.25         5.47      5.18
                                               ------       ------      ------       ------    ------

Less Distributions -
  Dividends from net investment income          (0.05)       (0.08)      (0.11)       (0.19)    (0.21)
  Distributions from net realized gain
     on investments                             (4.70)       (5.05)      (2.41)       (3.35)    (2.71)
                                               ------       ------      ------       ------    ------
    Total distributions                         (4.75)       (5.13)      (2.52)       (3.54)    (2.92)
                                               ------       ------      ------       ------    ------

Net asset value, end of period                 $15.25       $24.06      $30.24       $23.51    $21.58
                                               ------       ------      ------       ------    ------
                                               ------       ------      ------       ------    ------

Total investment return at net asset value (b) (19.13%)      (4.95%)     43.61%       28.38%    30.18%

Net assets, end of period ($ millions)      $3,607.7     $4,695.7    $4,913.3     $3,320.0  $2,426.1

Ratio of expenses to average net assets          0.40%        0.40%       0.40%        0.40%     0.40%

Ratio of net investment income to average
  net assets                                     0.43%        0.48%       0.45%        0.94%     1.11%

Portfolio turnover rate                         94%         108%        124%         152%      193%

---------------------------------------------------------------------------------------------
(a) The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemption of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

MFS Investors Growth Portfolio

---------------------------------------------------------------------------------------------
                                                For the period from
                                                 November 30, 2001
                                                (effective date) to
                                                 December 31, 2001
---------------------------------------------------------------------------------------------

Net asset value, beginning of period                $10.00
                                                    ------
Income From Investment Operations -
  Net realized and unrealized gain (loss)
    on investments (a)                                0.08
                                                    ------

Net asset value, end of period                      $10.08
                                                    ------
                                                    ------

Total investment return at net asset value (b)        0.89%

Net assets, end of period ($ millions)               $5.9

Ratio of expenses to average net assets               0.80%(c)

Ratio of net investment income to average net assets  0.05%(c)

Portfolio turnover rate                              13%

---------------------------------------------------------------------------------------------
(a) The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemption of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) Computed on an annualized basis.

TRP Growth Stock Portfolio

---------------------------------------------------------------------------------------------
                                               For the period from
                                                November 30, 2001
                                               (effective date) to
                                                December 31, 2001
---------------------------------------------------------------------------------------------

Net asset value, beginning of period                $10.00
                                                    ------
Income From Investment Operations -
  Net realized and unrealized gain (loss)
    on investments (a)                                0.16
                                                    ------

  Net asset value, end of period                    $10.16
                                                    ------
                                                    ------

Total investment return at net asset value (b)        1.63%

Net assets, end of period ($ millions)               $6.2

Ratio of expenses to average net assets               0.80%(c)

Ratio of net investment income to average net assets  0.37%(c)

Portfolio turnover rate                               3%

---------------------------------------------------------------------------------------------
(a) The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemption of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) Computed on an annualized basis.

High Yield Portfolio

---------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31,
                                                  2001       2000         1999       1998       1997
---------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $6.39       $9.09        $9.16     $10.44      $10.06
                                                 -----       -----        -----     ------      ------
Income From Investment Operations -
    Net investment income                         0.78        0.99         0.99       0.99        0.98
    Net realized and unrealized gain (loss)
      on investments (a)                         (0.98)      (2.70)       (0.07)     (1.12)       0.37
                                                 -----       -----        -----     ------      ------
    Total from investment operations             (0.20)      (1.71)        0.92      (0.13)       1.35
                                                 -----       -----        -----     ------      ------

Less Distributions -
  Dividends from net investment income           (0.78)      (0.99)       (0.99)     (1.00)      (0.97)
  Distributions from net realized gain
    on investments                                  --          --           --      (0.15)         --
                                                 -----       -----        -----     ------      ------
    Total distributions                          (0.78)      (0.99)       (0.99)     (1.15)      (0.97)
                                                 -----       -----        -----     ------      ------

Net asset value, end of period                   $5.41       $6.39        $9.09      $9.16      $10.44
                                                 -----       -----        -----     ------      ------
                                                 -----       -----        -----     ------      ------

Total investment return at net asset value (b)   (3.60%)    (20.56%)      10.52%     (1.50%)     14.10%

Net assets, end of period ($ millions)       $1,007.7    $1,150.3     $1,525.7   $1,427.3    $1,344.6

Ratio of expenses to average net assets           0.40%       0.40%        0.40%      0.40%       0.40%

Ratio of net investment income to average
   net assets                                    12.95%      12.16%       10.71%     10.04%       9.58%

Portfolio turnover rate                          80%         62%          59%        71%        105%

---------------------------------------------------------------------------------------------------------------
(a) The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemption of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

Income Portfolio

---------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31,
                                                       2001       2000        1999        1998       1997
---------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                 $9.71       $9.41      $10.21       $9.92       $9.75
                                                     -----       -----      ------       -----       -----

Income From Investment Operations -
    Net investment income                             0.61        0.64        0.59        0.61        0.65
    Net realized and unrealized gain (loss)
      on investments (a)                              0.09        0.30       (0.80)       0.29        0.17
                                                     -----       -----      ------       -----       -----

    Total from investment operations                  0.70        0.94       (0.21)       0.90        0.82
                                                     -----       -----      ------       -----       -----

Less Distributions -
  Dividends from net investment income               (0.61)      (0.64)      (0.59)      (0.61)      (0.65)
                                                     -----       -----      ------       -----       -----

Net asset value, end of period                       $9.80       $9.71       $9.41      $10.21       $9.92
                                                     -----       -----      ------       -----       -----
                                                     -----       -----      ------       -----       -----

Total investment return at net asset value (b)        7.38%      10.36%      (2.01%)      9.37%       8.75%

Net assets, end of period ($ millions)           $1,224.2    $1,095.0    $1,066.0    $1,074.3      $880.4

Ratio of expenses to average net assets               0.40%       0.40%       0.40%       0.40%       0.40%

Ratio of net investment income to average
   net assets                                         6.12%       6.83%       6.09%       6.06%       6.68%

Portfolio turnover rate                             190%        136%         91%         86%        117%

---------------------------------------------------------------------------------------------
(a) The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemption of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

Limited Maturity Bond Portfolio

---------------------------------------------------------------------------------------------
                                               For the period from
                                                November 30, 2001
                                               (effective date) to
                                                December 31, 2001
---------------------------------------------------------------------------------------------

Net asset value, beginning of period                $10.00
                                                    ------

Income From Investment Operations -
  Net investment income                               0.03
  Net realized and unrealized gain (loss)
    on investments (a)                               (0.09)
                                                    ------

    Total from investment operations                 (0.06)
                                                    ------

Less Distributions -
  Dividends from net investment income               (0.03)
                                                    ------

Net asset value, end of period                       $9.91
                                                    ------
                                                    ------

Total investment return at net asset value (b)       (0.61%)

Net assets, end of period ($ millions)              $21.5

Ratio of expenses to average net assets               0.40%(c)

Ratio of net investment income to average net assets  3.24%(c)

Portfolio turnover rate                              24%

---------------------------------------------------------------------------------------------
(a) The amount shown is a balancing figure and may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemption of fund shares.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) Computed on an annualized basis.

The Statement of Additional Information which is incorporated by reference into this
Prospectus contains additional information about the Fund and its Portfolios.  Additional information about the Portfolios' investments is available in the Fund's annual and semi-annual reports for variable products.  In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Portfolios during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries  by calling 1-800-990-6290.  You also may review and copy information about the Portfolios (including the Statement of
Additional Information) at the Public Reference Room of the Securities and Exchange
Commission in Washington, DC.  You may get more information about the Public Reference Room by calling 1-202-942-8090. You also may get information about the Portfolios on the EDGAR database at the SEC web site (www.sec.gov) and copies of the information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC,
Washington, DC 20549-6009, or by sending an e-mail to: publicinfo@sec.gov.

1940 Act File No. 811-4603